DFA INVESTMENT DIMENSIONS GROUP INC.

SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 28, 2015,
AS SUPPLEMENTED ON JULY 21, 2015

DFA ONE-YEAR FIXED INCOME PORTFOLIO
DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
DFA MUNICIPAL REAL RETURN PORTFOLIO
DFA MUNICIPAL BOND PORTFOLIO
DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

INSTITUTIONAL CLASS SHARES

The purpose of this Supplement to the Prospectus is to reflect changes to the net investment income distribution schedules of the portfolios listed above, each a series of DFA Investment Dimensions Group Inc. (the “Portfolios”), to include January as a monthly distribution, effective as of November 1, 2015, and to update disclosure regarding the potential of an additional dividend distribution from net investment income in October of each year for certain Portfolios that serve as an investment option for Dimensional Fund Advisors LP’s funds of funds.  Accordingly, the Prospectus is revised as follows:

(1)
The third and fourth sentences of the first paragraph in the sub-section entitled “Dividends and Distributions” on pages 100-101 of the Prospectus are deleted in their entirety and replaced with the following:

Dividends from net investment income are distributed monthly by the One-Year Portfolio, Short-Term Extended Quality Portfolio, Intermediate-Term Extended Quality Portfolio, Municipal Real Return Portfolio, Municipal Bond Portfolio, Short-Term Municipal Bond Portfolio, Intermediate-Term Municipal Bond Portfolio, California Short-Term Municipal Bond Portfolio and California Intermediate-Term Municipal Bond Portfolio; distributed quarterly by the Two-Year Global Portfolio, Five-Year Global Portfolio, World ex U.S. Government Portfolio, Short-Term Government Portfolio, Intermediate Government Portfolio, Investment Grade Portfolio and Inflation-Protected Portfolio; and distributed annually by the Selectively Hedged Global Portfolio and Short-Duration Real Return Portfolio. The One-Year Portfolio, Two-Year Global Portfolio, Five-Year Global Portfolio, World ex U.S. Government Portfolio, Short-Term Government Portfolio, Intermediate Government Portfolio, Short-Term Extended Quality Portfolio, Intermediate-Term Extended Quality Portfolio, Selectively Hedged Global Portfolio, and Inflation-Protected Portfolio, and any other Portfolio that becomes an investment option for the Advisor’s funds of funds in the future, may make an additional dividend distribution from net investment income in October of each year.

(2)
The Net Investment Income Distribution table and footnote in the sub-section entitled “Dividends and Distributions” on page 101 of the Prospectus are deleted in their entirety and replaced with the following:

Net Investment Income Distribution
Portfolio	Annually	Quarterly	Monthly
One-Year Portfolio			X
Two-Year Global Portfolio		X
Selectively Hedged Global Portfolio	X
Five-Year Global Portfolio		X
World ex U.S. Government Portfolio		X
Short-Term Government Portfolio		X
Intermediate Government Portfolio		X
Short-Term Extended Quality Portfolio			X
Intermediate-Term Extended Quality Portfolio			X
Investment Grade Portfolio		X
Inflation-Protected Portfolio		X
Short-Duration Real Return Portfolio	X
Municipal Real Return Portfolio			X
Municipal Bond Portfolio			X

Short-Term Municipal Bond Portfolio	X
Intermediate-Term Municipal Bond Portfolio	X
California Short-Term Municipal Bond Portfolio	X
California Intermediate-Term Municipal Bond Portfolio	X

The date of this Supplement is October 19, 2015

SUPP101915-024

DFA INVESTMENT DIMENSIONS GROUP INC.

SUPPLEMENT TO THE PROSPECTUS DATED MAY 19, 2015,
 AS SUPPLEMENTED ON JULY 21, 2015

DFA NY MUNICIPAL BOND PORTFOLIO

INSTITUTIONAL CLASS SHARES

The purpose of this Supplement to the Prospectus is to reflect a change to the net investment income distribution schedule of the DFA NY Municipal Bond Portfolio, a series of DFA Investment Dimensions Group Inc. (the “Portfolio”).

Effective November 1, 2015, the monthly net investment income distribution schedule of the Portfolio is revised to include January as a monthly distribution.  Accordingly, the Prospectus is revised as follows:

(1)	The third sentence of the first paragraph in the sub-section entitled “Dividends and Distributions” on page 9 of the Prospectus is deleted in its entirety and replaced with the following:

Dividends from net investment income are distributed monthly by the Portfolio.

The date of this Supplement is October 19, 2015

SUPP101915-052

DFA INVESTMENT DIMENSIONS GROUP INC.

SUPPLEMENT TO THE PROSPECTUS DATED MAY 19, 2015,
 AS SUPPLEMENTED ON JULY 21, 2015

DFA TARGETED CREDIT PORTFOLIO

INSTITUTIONAL CLASS SHARES

The purpose of this Supplement to the Prospectus is to reflect a change to the net investment income distribution schedule of the DFA Targeted Credit Portfolio, a series of DFA Investment Dimensions Group Inc. (the “Portfolio”).

Effective November 1, 2015, the monthly net investment income distribution schedule of the Portfolio is revised to include January as a monthly distribution.  Accordingly, the Prospectus is revised as follows:

(1)	The third sentence of the first paragraph in the sub-section entitled “Dividends and Distributions” on page 11 of the Prospectus is deleted in its entirety and replaced with the following:

Dividends from net investment income are distributed monthly by the Portfolio.

The date of this Supplement is October 19, 2015

SUPP101915-050